Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2025	Jan. 31, 2024	May 31, 2019	May 31, 2026	May 31, 2025	May 31, 2024	Jan. 31, 2026	Nov. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	Sep. 30, 2023	Sep. 30, 2020	Aug. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Nov. 30, 2015	May 31, 2015	Apr. 30, 2015
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ (17,777)	$ (14,257)	$ (58,933)
Payments made to acquire long term investments				13,686	64,314	77,892
Gain On Sale Of Equity Investments				2,384	422	185
Investment ownership interest			7.20%
Impairment loss on other available for sale investments				$ 0	4,412
Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest				20.00%
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ 0	0	0
Equity Method Investments [Member] | Thaiwoo Enterprise Management Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest		35.00%
Payments made to acquire long term investments		$ 55,574
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Committed to invest															$ 29,532
Investment ownership interest															44.80%
Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest				20.00%
Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest				50.00%
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ 0	803	4,358
Gain On Sale Of Equity Investments				$ 36	244
Third Party Companies [Member] | Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest				5.50%
Third Party Companies [Member] | Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest				49.00%
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Sale Of Equity Method Invstments			$ 33,156
Investment ownership interest																		9.80%		9.80%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
(Loss)/gain Arising From Change In Fair Value Of Investments				$ 609	(1,772)	4,503
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments					$ 0	$ 0
Proceeds From Sale Of Equity Method Invstments	$ 11,952
Investment ownership interest																	10.00%
Equity Method Investment, Realized Gain (Loss) on Disposal				2,640
VM EDU Fund I L P [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest														49.70%
VM EDU Fund I L P [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Payments made to acquire long term investments				33,789
Happy Seed Cayman Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												1.60%	6.40%
Songtsam [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments				$ 0
Investment ownership interest								6.00%	12.40%
HBC Holding Cayman Islands Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest							16.60%			9.80%	15.00%
Tianjin Uhozz Internet Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																15.20%
Tianjin Uhozz Internet Technology Co Ltd [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																			10.00%